RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS [abstract]
Schedule of remuneration of key management personnel

	Years ended December 31,
	2023	2022
Salaries and benefits	$8,450	$11,532
Directors fees	830	934
Consulting fees	66	69
Share-based payments	4,874	7,042
	$14,220	$19,577